27. Financial instruments and risk management (Details 7) - Foreign Exchange Rate Risk [Member] - Foreign Currency Derivatives [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$) Segment
Disclosure of detailed information about financial instruments [line items]
Exchange rate	3.308
Dollar Depreciation (-50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	1.654
Total exposure | R$	R$ 2,424,957
Dollar Depreciation (-25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	2.481
Total exposure | R$	R$ 1,212,479
Dollar Appreciation (+25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	4.135
Total exposure | R$	R$ (1,212,479)
Dollar Appreciation (+50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	4.962
Total exposure | R$	R$ (2,424,957)